Federated Hermes Government Obligations Tax-Managed Fund Average Annual Total Returns - Automated Shares [Member] - AS	12 Months Ended	60 Months Ended	113 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	4.77%	2.14%	1.50%
Performance Inception Date			Jul. 20, 2015